BORROWINGS (Type of short-term) (Details) - CNY (¥)		Dec. 31, 2018	Dec. 31, 2017
Short-term Debt		¥ 7,103,399,191	¥ 6,204,440,312
Line of Credit [Member]
Short-term Debt	[1]	944,028,904
Letter of Credit [Member]
Short-term Debt	[1]	818,824,362
Guaranteed by JinkoSolar Holding [Member]
Short-term Debt	[2]	645,197,721
Guaranteed by JinkoSolar Holding and Zhejiang Jinko [Member]
Short-term Debt	[2]	165,396,174
Guaranteed by JinkoSolar Holding and Jiangxi Jinko [Member]
Short-term Debt	[2]	108,999,900
Guaranteed by Jiangxi Jinko [Member]
Short-term Debt	[2]	941,249,834
Guaranteed by Jiangxi Jinko and Zhejiang Trading [Member]
Short-term Debt	[2]	10,000,000
Guaranteed by Zhejiang Jinko [Member]
Short-term Debt	[2]	792,153,720
Guaranteed by Jiangxi Jinko and collateralized on Jiangxi Jinkos share [Member]
Short-term Debt	[3]	20,000,000
Collateralized on Jiangxi Jinko's share [Member]
Short-term Debt	[3]	20,000,000
Guaranteed by Jiangxi Jinko and collateralized on Yuhuan's assets of CIP [Member]
Short-term Debt	[4]	50,000,000
Collateralized on Jiangxi Jinko‘s Account receivables [Member]
Short-term Debt	[5]	150,000,000
Collateralized on Zhejiang Jinko‘s Account receivables [Member]
Short-term Debt	[5]	159,000,000
Collateralized on bank deposits of Zhejiang Jinko [Member]
Short-term Debt	[6]	102,358,400
Collateralized on bank deposits of Jiangxi Jinko [Member]
Short-term Debt	[6]	33,972,840
Collateralized on the Group's inventory [Member]
Short-term Debt	[7]	28,070,488
Guaranteed and collateralized on buildings, equipment and other assets of the Group [Member]
Short-term Debt	[8]	¥ 2,114,146,848

[1]	As of December 31, 2018, the Group had short-term bank borrowings of RMB1,253,028,904 credit loans and RMB818,824,362 letter of credit loan (including RMB131,624,362 credit loans collateralized by the bank deposits of Jinko Malaysia). The remaining short-term bank borrowings of RMB5,031,545,925 were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following:
[2]	Borrowings of RMB645,197,721 guaranteed by JinkoSolar Holding, RMB165,396,174 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB108,999,900 guaranteed by JinkoSolar Holding and Jiangxi Jinko, RMB941,249,834 guaranteed by Jiangxi Jinko, RMB10,000,000 guaranteed by Jiangxi Jinko and Zhejiang Trading, RMB792,153,720 guaranteed by Zhejiang Jinko, respectively.
[3]	Borrowings of RMB20,000,000 collateralized on the Jiangxi Jinko’s share pledge and guaranteed by Jiangxi Jinko and another RMB 20,000,000 collateralized on the Jiangxi Jinko's share pledge only.
[4]	Borrowings of RMB50,000,000 collateralized on the Yuhuan’s assets of construction in progress amounted to 53.7 million and also guaranteed by Jiangxi Jinko.
[5]	Borrowings of RMB159,000,000 collateralized on the account receivables of Zhejiang Jinko, and borrowing of RMB150,000,000 collateralized on the account receivables of Jiangxi Jinko.
[6]	Borrowings of RMB102,358,400 collateralized on the bank deposits of Zhejiang Jinko and RMB33,972,840 collateralized on the bank deposit of Jiangxi Jinko.
[7]	Borrowing of RMB28,070,488 collateralized on the Group’s certain inventories.
[8]	Borrowings of RMB2,114,146,848 collateralized on the Group's certain building and equipment, including RMB1,833,207,324 which were also collateralized on the Group's certain land use rights, RMB165,460,628 were also collateralized on the Group's certain inventories. In addition, included in these borrowings there were borrowings of RMB100,000,000 guaranteed by JinkoSolar Holding, RMB138,000,000 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB506,356,628 guaranteed by Jiangxi Jinko, RMB50,000,000 guaranteed by Jiangxi Jinko and Zhejiang Trading, RMB1,047,850,696 guaranteed by Zhejiang Jinko and Jiangxi Heji, RMB249,000,000 guaranteed by shareholders (Xiande Li and Kangping Chen).